Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

Collection Period Start	1-Sep-18	Distribution Date	15-Oct-18
Collection Period End	30-Sep-18	30/360 Days	30
Beg. of Interest Period	17-Sep-18	Actual/360 Days	28
End of Interest Period	15-Oct-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	453,216,551.23	403,985,478.74	0.2976698
Total Securities		1,357,159,875.53	453,216,551.23	403,985,478.74	0.2976698
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.438440%	160,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.500000%	388,000,000.00	139,056,675.70	89,825,603.21	0.2315093
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	49,231,072.49	173,820.84	126.8842074	0.4479919
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	49,231,072.49	303,962.51

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					5,753,594.07
Monthly Interest					2,344,556.77

Total Monthly Payments					8,098,150.84
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					500,322.17
Aggregate Sales Proceeds Advance					20,463,535.78

Total Advances					20,963,857.95
Vehicle Disposition Proceeds:
Reallocation Payments					33,191,222.06
Repurchase Payments					0.00
Net Auction Proceeds					0.00
Recoveries					0.00
Net Liquidation Proceeds					9,750,965.93
Excess Wear and Tear and Excess Mileage					412,908.17
Remaining Payoffs					0.00
Net Insurance Proceeds					653,337.43
Residual Value Surplus					2,667,337.91

Total Collections					75,737,780.29

		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)
Early Termination		18,407,014.84			1,131
Involuntary Repossession		337,714.47			23
Voluntary Repossession		71,614.00			4
Full Termination		14,362,095.75			1,019
Bankruptcty		12,783.00			1
Insurance Payoff			647,421.39		43
Customer Payoff				606,038.06	36
Grounding Dealer Payoff				7,868,641.71	474
Dealer Purchase				2,159,146.97	115

Total		33,191,222.06	647,421.39	10,633,826.74	2,846

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	27,279	540,333,668.81	7.00000%	453,216,551.23
Total Depreciation Received		(8,210,145.36)		(6,377,744.68)
Principal Amount of Gross Losses	(83)	(1,292,523.89)		(1,102,483.09)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,107)	(20,276,116.89)		(16,781,176.67)
Scheduled Terminations	(1,778)	(29,961,423.89)		(24,969,668.05)

Pool Balance - End of Period	24,311	480,593,458.78		403,985,478.74
Remaining Pool Balance
Lease Payment				43,699,279.25
Residual Value				360,286,199.49

Total				403,985,478.74

III. DISTRIBUTIONS

Total Collections					75,737,780.29
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					75,737,780.29

NISSAN AUTO LEASE TRUST 2016-B Servicer’s Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	342,139.22
3. Reimbursement of Sales Proceeds Advance	18,653,057.75
4. Servicing Fee:
Servicing Fee Due	377,680.46
Servicing Fee Paid	377,680.46
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	19,372,877.43
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	173,820.84
Class A-3 Notes Monthly Interest Paid	173,820.84
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	303,962.51
Total Note and Certificate Monthly Interest Paid	303,962.51
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	56,060,940.35
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	49,231,072.49
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	49,231,072.49
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,829,867.86

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	6,829,867.86
Gross Reserve Account Balance	27,187,265.99
Remaining Available Collections Released to Seller	6,829,867.86
Total Ending Reserve Account Balance	20,357,398.13

NISSAN AUTO LEASE TRUST 2016-B Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.11
Monthly Prepayment Speed			47%
Lifetime Prepayment Speed			78%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,230,484.49
Securitization Value of Defaulted Receivables and Casualty Receivables		1,102,483.09	83
Aggregate Defaulted and Casualty Gain (Loss)		128,001.40
Pool Balance at Beginning of Collection Period		453,216,551.23
Net Loss Ratio
Current Collection Period		0.0282%
Preceding Collection Period		0.0333%
Second Preceding Collection Period		-0.0604%
Third Preceding Collection Period		0.0132%
Cumulative Net Losses for all Periods		0.2407%	3,266,632.87

% of BOP Pool Balance		Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	1.02%	4,607,452.23	301
61-90 Days Delinquent	0.29%	1,295,818.06	90
91-120 Days Delinquent	0.12%	543,252.21	38
More than 120 Days	0.02%	109,745.49	8

Total Delinquent Receivables:	1.42%	6,556,267.99	437

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.43%	0.50%
Preceding Collection Period		0.37%	0.44%
Second Preceding Collection Period		0.31%	0.33%
Third Preceding Collection Period		0.29%	0.31%
60 Day Delinquent Receivables		2,269,688.82
Delinquency Percentage		0.50%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		32,769,110.59	2,150
Securitization Value		30,671,669.51	2,150

Aggregate Residual Gain (Loss)		2,097,441.08

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		416,337,078.91	28,816
Cumulative Securitization Value		420,354,689.65	28,816

Cumulative Residual Gain (Loss)		(4,017,610.74)

VI. RECONCILIATION OF ADVANCES
Beginning Balance of Residual Advance			25,500,512.51
Reimbursement of Outstanding Advance			18,653,057.75
Additional Advances for current period			20,463,535.78

Ending Balance of Residual Advance			27,310,990.54

Beginning Balance of Payment Advance			967,374.37
Reimbursement of Outstanding Payment Advance			342,139.22
Additional Payment Advances for current period			500,322.17

Ending Balance of Payment Advance			1,125,557.32

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO